As filed with the SEC on September 27, 2010

Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A [Missing Graphic Reference]

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16

(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
 (Address of Principal Executive Offices) (Zip Code)

(800) 625-5759
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware  19808
 (Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
 Washington, D.C. 20004
Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On September 29, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 9 (“the “Amendment”) was filed pursuant to Rule 485(a)(i) under the Securities Act of 1933 on  July 20, 2010, and pursuant to Rule 485(a)(i) would become effective on September 17, 2010.  The effectiveness of the Registration Statement of the Fund was delayed until September 27, 2010 in Post-Effective Amendment No. 11, filed on September 17, 2010.

This Post-Effective Amendment No. 12 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 29, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, BBH Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 12 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, MA on the 27th day of September, 2010.

BBH TRUST
By:	/s/ John A. Gehret
John A. Gehret*
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 12 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Name	Title	Date

/s/John A. Gehret	President (Principal Executive Officer)	September 27, 2010
John A. Gehret*

/s/Joseph V. Shields, Jr.	Trustee	September 27, 2010
Joseph V. Shields, Jr.*

/s/ David P. Feldman	Trustee	September 27, 2010
David P. Feldman*

/s/ Arthur D. Miltenberger	Trustee	September 27, 2010
Arthur D. Miltenberger*

/s/ H. Whitney Wagner	Trustee	September 27, 2010
H. Whitney Wagner*

/s/Andrew S. Frazier	Trustee	September 27, 2010
Andrew S. Frazier*

/s/Charles H. Schreiber	Treasurer (Principal Financial Officer)	September 27, 2010
Charles H. Schreiber*

*Attorney-in-fact under powers of attorney previously filed.

/s/ Suzan M. Barron
Suzan M. Barron	September 27, 2010
Secretary